UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07458

                                                 Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

                                                 Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Elise M. Dolan

Tweedy, Browne Company LLC

One Station Place, 5th Floor

                                             Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-0600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2017 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—87.9%

	Canada—1.3%
90,300	E-L Financial Corp., Ltd.	$58,268,166
1,500,000	National Bank of Canada	75,086,795

		133,354,961

	Chile—2.0%
15,195,200	Antofagasta plc	206,582,200

	China—1.8%
783,858	Baidu Inc., Sponsored ADR(a)	183,587,382

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	2,180,470

	France—12.9%
760,360	Cie Generale des Etablissements Michelin	109,153,724
7,135,610	CNP Assurances	164,984,955
4,304,900	Safran SA	444,095,630
5,998,250	SCOR SE	241,613,987
712,949	Teleperformance SA	102,262,012
4,782,031	Total SA	264,401,904

		1,326,512,212

	Germany—7.6%
3,792,735	Axel Springer SE	296,621,954
1,936,000	Henkel AG & Company, KGaA	232,474,363
652,000	Krones AG	89,644,324
42,354	KSB AG	25,531,002
228,337	Linde AG(a)	53,370,394
380,000	Muenchener Rueckversicherungs AG	82,476,765

		780,118,802

	Hong Kong—1.1%
26,265,000	Emperor Entertainment Hotel Ltd.	5,778,952
5,678,136	Great Eagle Holdings Ltd.	29,744,243
14,905,000	Hang Lung Group Ltd.	54,816,721
434,500	Jardine Strategic Holdings Ltd.	17,197,510
59,000	Miramar Hotel & Investment	117,890
11,264,000	Oriental Watch Holdings	2,564,814
2,561,000	Tai Cheung Holdings Ltd.	2,958,289

		113,178,419

	Italy—0.6%
144,268	Buzzi Unicem SpA	3,897,824
4,795,392	SOL SpA(c)	61,210,664

		65,108,488

	Japan—1.6%
2,126,200	Ebara Corporation	81,065,504
1,368,700	Honda Motor Company Ltd.	46,923,386
36,000	Konishi Company Ltd.	674,940
1,443,500	NGK Spark Plug Company Ltd.	35,097,616
164,400	Nippon Kanzai Company Ltd.	2,996,122
19,600	Nitto Kogyo Corporation	314,748
	Miscellaneous Securities(d)	1,645,547

		168,717,863

Shares		Value (Note 1)

	Mexico—0.3%
520,112	Coca-Cola Femsa SA de CV, Sponsored ADR(e)	$36,210,197

	Netherlands—6.3%
3,160,000	Heineken Holding NV	313,009,919
7,534,860	Royal Dutch Shell plc, Class A	251,394,228
1,378,910	Unilever NV, CVA	77,747,687

		642,151,834

	Norway—0.5%
900,000	Schibsted ASA	25,813,787
900,000	Schibsted ASA, Class B	23,987,236

		49,801,023

	Singapore—4.3%
12,787,454	DBS Group Holdings Ltd.	237,779,282
10,089,655	United Overseas Bank Ltd.	199,694,234

		437,473,516

	South Korea—4.7%
150,900	Daegu Department Store Company Ltd.	1,698,515
210,000	Hyundai Mobis Company Ltd.	51,590,304
1,482,135	Hyundai Motor Company	215,975,956
3,919,300	Kia Motors Corporation	122,644,015
815,800	LG Corporation	69,345,477
132,553	Samchully Company Ltd.	13,991,396
	Miscellaneous Securities(d)	5,002,879

		480,248,542

	Spain—0.7%
6,063,526	Mediaset España Comunicacion SA	68,143,495

	Sweden—0.0%(b)
63,360	Cloetta AB, B Shares	229,837

	Switzerland—13.4%
388,000	CIE Financiere Richemont AG	35,156,901
218,165	Coltene Holding AG(c)	21,245,622
53,000	Daetwyler Holding AG, Bearer	10,246,485
3,582,515	Nestle SA, Registered	308,070,556
80	Neue Zuercher Zeitung(a)	463,828
3,275,000	Novartis AG, Registered	276,921,498
68,640	Phoenix Mecano AG(c)	43,282,996
1,217,000	Roche Holding AG	307,840,431
197,000	Siegfried Holding AG	65,498,204
432,618	Tamedia AG	61,263,503
807,415	Zurich Insurance Group AG	245,745,807

		1,375,735,831

	Taiwan—0.0%(b)
665,100	Lumax International Corp., Ltd.	1,249,360
365,000	Thinking Electronic Industrial Company Ltd.	1,032,747

		2,282,107

	Thailand—0.9%
14,267,700	Bangkok Bank Public Company Ltd., NVDR	88,434,348

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2017 (Unaudited)

Shares		Value (Note 1)

	United Kingdom—17.0%
12,880,300	BAE Systems plc	$99,839,183
5,424,025	Daily Mail & General Trust plc, Class A	43,767,581
7,854,302	Diageo plc	289,530,633
44,753,887	G4S plc	161,645,061
12,375,843	GlaxoSmithKline plc	221,406,766
22,104,832	HSBC Holdings plc	229,322,344
1,111,325	Imperial Brands plc	47,596,214
170,885	Inchcape plc	1,808,876
16,917,110	Lookers plc	23,571,315
486,757	Shire plc	25,680,131
25,976,349	Standard Chartered plc(a)	274,125,101
2,725,044	Unilever plc	152,079,448
16,040,607	Vertu Motors plc	10,958,033
8,847,479	WPP plc	160,497,671

		1,741,828,357

	United States—10.9%
594,254	AGCO Corp	42,447,563
76,000	Alphabet Inc., Class A(a)	80,058,400
76,208	Alphabet Inc., Class C(a)	79,744,051
75,700	American National Insurance Company	9,708,525
396,719	Avnet, Inc.	15,718,007
1,315,780	Bank of New York Mellon Corporation/The	70,867,911
1,055,212	Baxter International, Inc.	68,208,904
436	Berkshire Hathaway Inc., Class A(a)	129,753,604
301	Berkshire Hathaway Inc., Class B(a)	59,664
5,214,000	Cisco Systems, Inc.	199,696,200
587,000	ConocoPhillips	32,220,430
1,258,435	Devon Energy Corporation	52,099,209
1,852,170	Halliburton Company	90,515,548
865,835	Johnson & Johnson	120,974,466
33,225	NOW Inc.(a)	366,472
882,900	Philip Morris International, Inc.	93,278,385
293,500	Phillips 66	29,687,525

		1,115,404,864

	TOTAL COMMON STOCKS (Cost $5,633,510,911)	9,017,284,748

	PREFERRED STOCKS—0.6%

	Chile—0.5%
10,000,000	Embotelladora Andina SA	46,342,970

	Croatia—0.1%
166,388	Adris Grupa d.d.	11,513,905

Shares		Value (Note 1)

	Germany—0.0%(b)
142,500	Villeroy & Boch AG	$3,314,471

	TOTAL PREFERRED STOCKS (Cost $34,637,125)	61,171,346

	REGISTERED INVESTMENT COMPANY—7.7%
789,140,914	Dreyfus Treasury Securities Cash Management – Institutional Shares (Cost $789,140,914)	789,140,914

Face Value

	U.S. TREASURY BILLS—5.8%
$300,000,000	1.106%(f) due 01/18/2018(e)	299,846,363
300,000,000	1.136%(f) due 02/15/2018	299,582,063

	TOTAL U.S. TREASURY BILLS (Cost $599,428,426)	599,428,426

INVESTMENTS IN SECURITIES (Cost $7,056,717,376)	102.0%	10,467,025,434
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(2.4)	(242,536,993)
OTHER ASSETS AND LIABILITIES (Net)(g)	0.4	39,977,143

NET ASSETS	100.0%	$10,264,465,584

(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(d)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. Aggregate “Miscellaneous Securities” holdings amount to $6,648,426 which represent 0.1% of the net assets of the Fund.
(e)	All or a portion of this position has been segregated to cover certain open forward contracts. At December 31, 2017, liquid assets totaling $161,146,182 have been segregated to cover such open forward contracts.
(f)	Rate represents annualized yield at date of purchase.
(g)	As of December 31, 2017, cash in the amount of $3,910,000 was posted to the counterparty as collateral for certain forward foreign currency contracts.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

December 31, 2017 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Banks	10.8%
Pharmaceuticals, Biotechnology & Life Sciences	9.9
Insurance	9.1
Capital Goods	8.6
Energy	7.0
Media	6.6
Beverage	6.2
Automobiles & Components	5.6
Food	5.2
Materials	3.2
Commercial Services & Supplies	2.6
Technology Hardware & Equipment	2.4
Household & Personal Products	2.3
Software & Services	1.8
Internet Software & Services	1.6
Tobacco	1.4
Health Care Equipment & Services	0.9
Real Estate	0.8
Diversified Financials	0.7
Retailing	0.4
Consumer Durables & Apparel	0.3
Electronic Equipment & Instruments	0.2
Utilities	0.2
Consumer Services	0.1

Total Common Stocks	87.9
Preferred Stocks	0.6
Registered Investment Company	7.7
U.S. Treasury Bills	5.8
Unrealized Depreciation on Forward Contracts (Net)	(2.4)
Other Assets and Liabilities (Net)	0.4

Net Assets	100.0%

Portfolio Composition

December 31, 2017 (Unaudited)

Schedule of Forward Exchange Contracts

December 31, 2017 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/17 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
56,000,000	Canadian Dollar	NTC	8/23/18	$(44,014,776)	$(44,795,729)	$(780,953)
15,000,000	Canadian Dollar	NTC	8/31/18	(12,032,729)	(11,999,485)	33,244
28,000,000	Canadian Dollar	NTC	9/25/18	(22,792,765)	(22,402,712)	390,053
35,000,000	Canadian Dollar	NTC	12/18/18	(27,352,746)	(28,018,825)	(666,079)
27,000,000	Canadian Dollar	SSB	12/20/18	(21,303,456)	(21,614,806)	(311,350)
7,000,000,000	Chilean Peso	SSB	3/2/18	(10,667,479)	(11,377,476)	(709,997)
18,000,000,000	Chilean Peso	SSB	12/12/18	(27,318,258)	(29,073,747)	(1,755,489)
564,000,000	Chinese Yuan	BNY	3/5/18	(79,954,636)	(86,294,815)	(6,340,179)
375,000,000	Chinese Yuan	JPM	3/26/18	(52,861,946)	(57,303,794)	(4,441,848)
150,000,000	Chinese Yuan	SSB	9/6/18	(22,358,027)	(22,711,746)	(353,719)
180,000,000	Chinese Yuan	SSB	10/9/18	(26,470,978)	(27,203,936)	(732,958)
100,000,000	European Union Euro	NTC	1/12/18	(108,062,500)	(120,183,361)	(12,120,861)
100,000,000	European Union Euro	JPM	2/21/18	(107,795,000)	(120,459,432)	(12,664,432)
150,000,000	European Union Euro	JPM	3/12/18	(160,822,500)	(180,907,482)	(20,084,982)
120,000,000	European Union Euro	NTC	3/15/18	(129,582,000)	(144,755,966)	(15,173,966)
125,000,000	European Union Euro	SSB	3/26/18	(136,912,750)	(150,902,082)	(13,989,332)
115,000,000	European Union Euro	BNY	4/30/18	(125,821,500)	(139,148,569)	(13,327,069)
100,000,000	European Union Euro	NTC	5/2/18	(111,601,000)	(121,014,544)	(9,413,544)
100,000,000	European Union Euro	BNY	5/7/18	(110,846,000)	(121,054,033)	(10,208,033)
65,000,000	European Union Euro	JPM	9/25/18	(79,523,600)	(79,465,596)	58,004
100,000,000	European Union Euro	SSB	10/22/18	(121,061,000)	(122,496,265)	(1,435,265)
80,000,000	European Union Euro	SSB	10/31/18	(96,328,800)	(98,061,582)	(1,732,782)
200,000,000	European Union Euro	SSB	11/13/18	(237,715,000)	(245,387,503)	(7,672,503)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

December 31, 2017 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/17 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
65,000,000	European Union Euro	SSB	11/19/18	$(77,444,250)	$(79,786,019)	$(2,341,769)
100,000,000	European Union Euro	NTC	11/21/18	(119,455,000)	(122,765,723)	(3,310,723)
25,000,000	European Union Euro	NTC	11/23/18	(30,157,000)	(30,695,932)	(538,932)
40,000,000	European Union Euro	SSB	11/27/18	(48,137,200)	(49,127,903)	(990,703)
100,000,000	European Union Euro	NTC	12/20/18	(121,041,000)	(123,027,327)	(1,986,327)
40,000,000	European Union Euro	BNY	12/31/18	(48,668,000)	(49,250,646)	(582,646)
75,000,000	Great Britain Pound Sterling	JPM	2/21/18	(94,346,250)	(101,630,561)	(7,284,311)
75,000,000	Great Britain Pound Sterling	NTC	2/21/18	(94,380,000)	(101,630,561)	(7,250,561)
50,000,000	Great Britain Pound Sterling	NTC	3/12/18	(62,005,000)	(67,798,766)	(5,793,766)
60,000,000	Great Britain Pound Sterling	JPM	3/15/18	(74,172,000)	(81,367,992)	(7,195,992)
45,000,000	Great Britain Pound Sterling	SSB	3/28/18	(56,904,075)	(61,056,802)	(4,152,727)
20,000,000	Great Britain Pound Sterling	SSB	4/19/18	(25,281,400)	(27,157,597)	(1,876,197)
35,000,000	Great Britain Pound Sterling	NTC	4/30/18	(45,333,925)	(47,544,321)	(2,210,396)
85,000,000	Great Britain Pound Sterling	BNY	5/2/18	(110,287,500)	(115,472,964)	(5,185,464)
75,000,000	Great Britain Pound Sterling	BNY	5/24/18	(98,160,000)	(101,967,409)	(3,807,409)
75,000,000	Great Britain Pound Sterling	NTC	7/10/18	(98,446,875)	(102,142,735)	(3,695,860)
65,000,000	Great Britain Pound Sterling	SSB	8/13/18	(85,656,350)	(88,644,376)	(2,988,026)
40,000,000	Great Britain Pound Sterling	NTC	10/22/18	(53,500,400)	(54,703,912)	(1,203,512)
70,000,000	Great Britain Pound Sterling	NTC	11/13/18	(93,184,000)	(95,816,599)	(2,632,599)
75,000,000	Great Britain Pound Sterling	SSB	11/27/18	(100,665,750)	(102,718,512)	(2,052,762)
75,000,000	Great Britain Pound Sterling	BNY	12/31/18	(101,775,000)	(102,859,293)	(1,084,293)
3,000,000,000	Japanese Yen	SSB	12/7/18	(27,942,327)	(27,212,013)	730,314
450,000,000	Japanese Yen	JPM	2/14/19	(4,216,211)	(4,102,605)	113,606
3,500,000,000	Japanese Yen	JPM	3/5/19	(32,734,755)	(31,954,796)	779,959
3,000,000,000	Japanese Yen	BNY	3/20/19	(27,894,003)	(27,420,793)	473,210
250,000,000	Mexican Peso	BNY	3/15/18	(12,112,403)	(12,603,601)	(491,198)
420,000,000	Mexican Peso	NTC	11/27/18	(20,745,658)	(20,213,280)	532,378
310,000,000	Norwegian Krone	JPM	1/12/18	(36,601,925)	(37,916,400)	(1,314,475)
80,000,000	Singapore Dollar	JPM	5/2/18	(57,607,835)	(59,981,363)	(2,373,528)
75,000,000	Singapore Dollar	JPM	5/24/18	(54,081,338)	(56,253,608)	(2,172,270)
40,000,000	Singapore Dollar	SSB	6/4/18	(28,999,166)	(30,007,548)	(1,008,382)
80,000,000	Singapore Dollar	JPM	6/12/18	(58,088,876)	(60,023,280)	(1,934,404)
45,000,000	Singapore Dollar	BNY	7/18/18	(32,641,811)	(33,784,807)	(1,142,996)
33,000,000	Singapore Dollar	SSB	8/23/18	(24,234,057)	(24,792,112)	(558,055)
40,000,000	Singapore Dollar	SSB	9/25/18	(29,806,481)	(30,069,499)	(263,018)
70,000,000	Singapore Dollar	JPM	12/12/18	(52,215,426)	(52,698,113)	(482,687)
65,000,000	Singapore Dollar	SSB	12/31/18	(48,618,123)	(48,951,388)	(333,265)
55,400,000,000	South Korean Won	BNY	2/13/18	(48,914,003)	(51,789,011)	(2,875,008)
74,000,000,000	South Korean Won	JPM	2/14/18	(64,983,535)	(69,177,843)	(4,194,308)
115,000,000,000	South Korean Won	SSB	2/26/18	(101,205,668)	(107,528,222)	(6,322,554)
45,000,000,000	South Korean Won	JPM	10/31/18	(39,945,674)	(42,245,035)	(2,299,361)
25,000,000,000	South Korean Won	SSB	12/31/18	(23,362,303)	(23,494,355)	(132,052)
100,000,000	Swiss Franc	BNY	3/12/18	(101,224,820)	(103,155,087)	(1,930,267)
100,000,000	Swiss Franc	NTC	3/15/18	(101,332,523)	(103,180,522)	(1,847,999)
65,000,000	Swiss Franc	NTC	3/26/18	(66,810,566)	(67,128,028)	(317,462)
60,000,000	Swiss Franc	NTC	6/12/18	(63,667,233)	(62,341,344)	1,325,889
60,000,000	Swiss Franc	BNY	8/23/18	(63,157,895)	(62,710,209)	447,686
65,000,000	Swiss Franc	BNY	11/13/18	(66,940,608)	(68,403,776)	(1,463,168)
80,000,000	Swiss Franc	JPM	11/19/18	(82,580,645)	(84,231,694)	(1,651,049)
100,000,000	Swiss Franc	BNY	11/21/18	(103,241,792)	(105,307,310)	(2,065,518)
60,000,000	Swiss Franc	SSB	11/23/18	(62,182,932)	(63,195,005)	(1,012,073)
70,000,000	Swiss Franc	JPM	11/27/18	(72,617,874)	(73,752,295)	(1,134,421)
80,000,000	Swiss Franc	JPM	12/18/18	(83,157,490)	(84,437,388)	(1,279,898)
60,000,000	Swiss Franc	BNY	12/20/18	(62,591,279)	(63,338,708)	(747,429)
725,000,000	Thai Baht	JPM	5/21/18	(20,796,282)	(22,312,907)	(1,516,625)
850,000,000	Thai Baht	BNY	6/11/18	(24,766,900)	(26,170,761)	(1,403,861)
500,000,000	Thai Baht	JPM	6/18/18	(14,639,145)	(15,396,684)	(757,539)
400,000,000	Thai Baht	BNY	8/31/18	(12,019,231)	(12,335,381)	(316,150)

TOTAL				$(5,340,879,214)	$(5,583,416,207)	$(242,536,993)

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

December 31, 2017 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—87.1%

	Canada—0.6%
3,500	E-L Financial Corp., Ltd.	$2,258,456

	China—1.8%
29,386	Baidu Inc., Sponsored ADR(a)	6,882,495

	France—13.1%
194,310	CNP Assurances	4,492,710
167,400	Safran SA	17,269,068
382,960	SCOR SE	15,425,915
218,433	Total SA	12,077,316

		49,265,009

	Germany—8.4%
177,000	Axel Springer SE	13,842,804
50,800	Henkel AG & Company, KGaA	6,100,050
26,726	Krones AG	3,674,592
13,543	Muenchener Rueckversicherungs AG	2,939,429
36,984	Siemens AG	5,158,255

		31,715,130

	Hong Kong—1.5%
4,870,000	Emperor Entertainment Hotel Ltd.	1,071,521
316,349	Great Eagle Holdings Ltd.	1,657,157
20,587	Jardine Strategic Holdings Ltd.	814,834
109,796	Miramar Hotel & Investment	219,387
4,448,000	Oriental Watch Holdings	1,012,810
655,000	Tai Cheung Holdings Ltd.	756,610

		5,532,319

	Italy—1.0%
113,408	Buzzi Unicem SpA	3,064,051
66,455	SOL SpA	848,263

		3,912,314

	Japan—2.0%
110,200	Ebara Corporation	4,201,589
27,700	Konishi Company Ltd.	519,329
83,600	NGK Spark Plug Company Ltd.	2,032,671
	Miscellaneous Securities(b)	571,736

		7,325,325

	Netherlands—5.6%
29,000	Heineken Holding NV	2,872,559
29,400	Heineken NV	3,068,928
181,407	Royal Dutch Shell plc, Class A	6,052,491
161,712	Unilever NV, CVA	9,117,879

		21,111,857

	Singapore—5.8%
657,813	DBS Group Holdings Ltd.	12,231,857
488,670	United Overseas Bank Ltd.	9,671,746

		21,903,603

	South Korea—5.4%
10,245	Hyundai Mobis Company Ltd.	2,516,870
56,125	Hyundai Motor Company	8,178,506
164,700	Kia Motors Corporation	5,153,846

Shares		Value (Note 1)

	South Korea (continued)
32,000	LG Corporation	$2,720,097
13,800	Samchully Company Ltd.	1,456,634
	Miscellaneous Securities(b)	331,000

		20,356,953

	Switzerland—15.2%
157,355	ABB Ltd.	4,217,663
17,047	Coltene Holding AG	1,660,093
142,100	Nestle SA, Registered	12,219,579
161,339	Novartis AG, Registered	13,642,210
5,015	Phoenix Mecano AG	3,162,358
56,300	Roche Holding AG	14,241,098
665	Tamedia AG	94,171
26,799	Zurich Insurance Group AG	8,156,576

		57,393,748

	Thailand—2.0%
1,220,100	Bangkok Bank Public Company Ltd., NVDR	7,562,449

	United Kingdom—15.5%
547,600	BAE Systems plc	4,244,617
238,503	Daily Mail & General Trust plc, Class A	1,924,530
344,873	Diageo plc	12,712,944
2,477,190	G4S plc	8,947,279
5,245	GlaxoSmithKline plc	93,834
821,432	HSBC Holdings plc	8,521,789
116,639	Imperial Brands plc	4,995,456
722,985	Lookers plc	1,007,365
5,082	Shire plc	268,114
831,653	Standard Chartered plc(a)	8,776,328
1,656,123	Vertu Motors plc	1,131,369
312,820	WPP plc	5,674,710

		58,298,335

	United States—9.2%
89,387	Avnet, Inc.	3,541,513
212,500	Cisco Systems, Inc.	8,138,750
29,399	ConocoPhillips	1,613,711
70,900	Halliburton Company	3,464,883
78,600	Johnson & Johnson	10,981,992
36,100	MasterCard, Inc., Class A	5,464,096
14,700	Phillips 66	1,486,905

		34,691,850

	TOTAL COMMON STOCKS (Cost $240,473,836)	328,209,843

	PREFERRED STOCKS—1.3%

	Chile—1.2%
940,000	Embotelladora Andina SA	4,356,239

	Germany—0.1%
648	KSB AG	395,283

	TOTAL PREFERRED STOCKS (Cost $3,051,153)	4,751,522

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

December 31, 2017 (Unaudited)

Shares		Value (Note 1)

	REGISTERED INVESTMENT COMPANY—11.3%
42,626,724	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $42,626,724)	$42,626,724

INVESTMENTS IN SECURITIES (Cost $286,151,713)	99.7%	375,588,089
OTHER ASSETS AND LIABILITIES (Net)	0.3	1,079,555

NET ASSETS	100.0%	$376,667,644

(a)	Non-income producing security.
(b)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. Aggregate “Miscellaneous Securities” holdings amount to $902,736 which represent 0.2% of the net assets of the Fund.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

Sector Diversification

December 31, 2017 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Banks	12.5%
Capital Goods	11.2
Pharmaceuticals, Biotechnology & Life Sciences	10.4
Insurance	8.8
Energy	6.6
Media	5.7
Food	5.7
Beverage	5.1
Automobiles & Components	4.7
Software & Services	3.3
Technology Hardware & Equipment	3.0
Commercial Services & Supplies	2.4
Household & Personal Products	1.6
Tobacco	1.3
Materials	1.3
Electronic Equipment & Instruments	0.9
Retailing	0.8
Real Estate	0.6
Utilities	0.5
Health Care Equipment & Services	0.4
Consumer Services	0.3

Total Common Stocks	87.1
Preferred Stocks	1.3
Registered Investment Company	11.3
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

Portfolio Composition

December 31, 2017 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

December 31, 2017 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—86.1%

	Chile—2.0%
846,500	Antofagasta plc	$11,508,360

	China—2.0%
49,610	Baidu Inc., Sponsored ADR(a)	11,619,158

	France—5.1%
360,300	CNP Assurances	8,330,623
391,111	Total SA	21,624,806

		29,955,429

	Germany—4.8%
164,718	Axel Springer SE	12,882,254
84,400	Henkel AG & Company, KGaA	10,134,729
22,070	Muenchener Rueckversicherungs AG	4,790,164

		27,807,147

	Japan—0.5%
87,000	Honda Motor Company Ltd.	2,982,636

	Netherlands—9.7%
268,400	Heineken Holding NV	26,586,032
593,310	Royal Dutch Shell plc, Class A	19,795,286
183,946	Unilever NV, ADR	10,359,839

		56,741,157

	Singapore—1.9%
550,917	United Overseas Bank Ltd.	10,903,737

	South Korea—3.1%
92,075	Hyundai Motor Company	13,417,122
56,800	LG Corporation	4,828,172

		18,245,294

	Switzerland—11.5%
227,299	Nestle SA, Registered, Sponsored ADR	19,540,895
228,655	Novartis AG, Registered	19,334,194
78,498	Roche Holding AG	19,856,087
27,192	Zurich Insurance Group AG	8,276,190

		67,007,366

	United Kingdom—8.1%
136,490	Diageo plc, Sponsored ADR	19,931,635
952,235	Standard Chartered plc(a)	10,048,815
147,953	Unilever plc, Sponsored ADR	8,187,719
518,705	WPP plc	9,409,567

		47,577,736

Shares		Value (Note 1)

	United States—37.4%
69,575	3M Company	$16,375,868
6,150	Alphabet Inc., Class A(a)	6,478,410
6,166	Alphabet Inc., Class C(a)	6,452,102
11,155	AutoZone, Inc.(a)	7,935,332
356,435	Bank of New York Mellon Corporation/The	19,197,589
170,490	Baxter International, Inc.	11,020,474
80	Berkshire Hathaway Inc., Class A(a)	23,808,001
433,594	Cisco Systems, Inc.	16,606,650
277,521	Comcast Corporation, Class A	11,114,716
161,695	ConocoPhillips	8,875,439
82,064	Emerson Electric Company	5,719,040
151,709	Halliburton Company	7,414,019
128,400	Johnson & Johnson	17,940,048
89,955	MasterCard, Inc., Class A	13,615,589
488,706	MRC Global, Inc.(a)	8,268,906
36,818	National Western Life Insurance Company, Class A	12,187,494
57,532	Signet Jewelers Ltd.	3,253,435
368,776	Wells Fargo & Company	22,373,640

		218,636,752

	TOTAL COMMON STOCKS (Cost $239,189,550)	502,984,772

	REGISTERED INVESTMENT COMPANY—12.4%
72,288,402	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $72,288,402)	72,288,402

Face Value

	U.S. TREASURY BILL—2.4%
$14,000,000	1.455%(b) due 06/07/18(c) (Cost $13,913,026)	13,910,972

INVESTMENTS IN SECURITIES (Cost $325,390,978)	100.9%	589,184,146
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(1.6)	(9,031,379)
OTHER ASSETS AND LIABILITIES (Net)	0.7	3,879,694

NET ASSETS	100.0%	$584,032,461

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At December 31, 2017, liquid assets totaling $13,910,972 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

December 31, 2017 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	9.9%
Insurance	9.8
Pharmaceuticals, Biotechnology & Life Sciences	9.8
Beverage	8.1
Banks	7.4
Software & Services	6.5
Food	6.5
Capital Goods	6.0
Media	5.7
Diversified Financials	3.3
Technology Hardware & Equipment	2.8
Automobiles & Components	2.8
Materials	2.0
Retailing	1.9
Health Care Equipment & Services	1.9
Household & Personal Products	1.7

Total Common Stocks	86.1
Registered Investment Company	12.4
U.S. Treasury Bill	2.4
Unrealized Depreciation on Forward Contracts (Net)	(1.6)
Other Assets and Liabilities (Net)	0.7

Net Assets	100.0%

Portfolio Composition

December 31, 2017 (Unaudited)

Schedule of Forward Exchange Contracts

December 31, 2017 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/17 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
35,000,000	Chinese Yuan	BNY	3/5/18	$(4,961,724)	$(5,355,175)	$(393,451)
23,000,000	Chinese Yuan	JPM	3/26/18	(3,242,199)	(3,514,633)	(272,434)
20,000,000	Chinese Yuan	SSB	10/9/18	(2,941,220)	(3,022,659)	(81,439)
5,000,000	European Union Euro	JPM	3/12/18	(5,360,750)	(6,030,249)	(669,499)
25,000,000	European Union Euro	NTC	3/15/18	(26,996,250)	(30,157,493)	(3,161,243)
14,000,000	European Union Euro	BNY	4/30/18	(15,317,400)	(16,939,826)	(1,622,426)
4,500,000	European Union Euro	JPM	7/10/18	(5,236,200)	(5,470,705)	(234,505)
6,000,000	European Union Euro	SSB	11/13/18	(7,131,450)	(7,361,625)	(230,175)
1,700,000	European Union Euro	SSB	11/27/18	(2,045,831)	(2,087,936)	(42,105)
7,000,000	European Union Euro	NTC	12/20/18	(8,472,870)	(8,611,913)	(139,043)
5,500,000	Great Britain Pound Sterling	JPM	2/21/18	(6,918,725)	(7,452,908)	(534,183)
4,500,000	Great Britain Pound Sterling	NTC	7/10/18	(5,906,812)	(6,128,564)	(221,752)
4,200,000	Great Britain Pound Sterling	BNY	8/23/18	(5,469,660)	(5,730,088)	(260,428)
1,500,000	Great Britain Pound Sterling	NTC	10/9/18	(2,031,435)	(2,050,325)	(18,890)
5,500,000	Great Britain Pound Sterling	NTC	11/13/18	(7,321,600)	(7,528,447)	(206,847)
2,200,000	Great Britain Pound Sterling	SSB	12/20/18	(2,998,820)	(3,015,869)	(17,049)
122,000,000	Japanese Yen	JPM	2/14/19	(1,143,062)	(1,112,262)	30,800
2,200,000	Singapore Dollar	BNY	8/23/18	(1,615,272)	(1,652,808)	(37,536)
1,250,000	Singapore Dollar	JPM	11/13/18	(922,237)	(940,529)	(18,292)
9,000,000	Singapore Dollar	SSB	12/31/18	(6,731,740)	(6,777,884)	(46,144)
4,500,000,000	South Korean Won	BNY	2/13/18	(3,973,159)	(4,206,689)	(233,530)
3,000,000,000	South Korean Won	JPM	2/14/18	(2,634,468)	(2,804,507)	(170,039)
7,500,000,000	South Korean Won	SSB	12/20/18	(6,917,543)	(7,046,804)	(129,261)
5,000,000	Swiss Franc	NTC	3/15/18	(5,066,626)	(5,159,026)	(92,400)
5,000,000	Swiss Franc	JPM	7/10/18	(5,344,050)	(5,206,747)	137,303
3,000,000	Swiss Franc	BNY	8/23/18	(3,157,895)	(3,135,510)	22,385
6,000,000	Swiss Franc	NTC	10/9/18	(6,355,663)	(6,295,694)	59,969
7,000,000	Swiss Franc	BNY	11/13/18	(7,208,988)	(7,366,561)	(157,573)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts

December 31, 2017 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/17 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
8,000,000	Swiss Franc	JPM	11/27/18	$(8,299,185)	$(8,428,834)	$(129,649)
13,000,000	Swiss Franc	BNY	12/20/18	(13,561,444)	(13,723,387)	(161,943)

TOTAL				$(185,284,278)	$(194,315,657)	$(9,031,379)

(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

December 31, 2017 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—90.5%

	France—15.2%
73,530	Cie Generale des Etablissements Michelin	$10,555,623
169,500	CNP Assurances	3,919,069
75,070	Safran SA	7,744,259
269,534	SCOR SE	10,857,031
250,000	Total SA	13,822,678

		46,898,660

	Germany—9.7%
197,810	Axel Springer SE	15,470,311
11,335	Muenchener Rueckversicherungs AG	2,460,195
85,500	Siemens AG	11,924,908

		29,855,414

	Netherlands—5.3%
493,000	Royal Dutch Shell plc, Class A	16,448,528

	Singapore—8.9%
739,900	DBS Group Holdings Ltd.	13,758,242
680,200	United Overseas Bank Ltd.	13,462,504

		27,220,746

	Switzerland—17.5%
174,775	Nestle SA, Registered	15,029,394
153,000	Novartis AG, Registered	12,937,096
47,000	Roche Holding AG	11,888,661
46,000	Zurich Insurance Group AG	14,000,616

		53,855,767

	Thailand—0.8%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,393,753

Shares		Value (Note 1)

	United Kingdom—17.7%
411,100	BAE Systems plc	$3,186,563
475,800	Diageo plc	17,539,264
1,881,411	G4S plc	6,795,405
539,378	GlaxoSmithKline plc	9,649,600
1,212,400	HSBC Holdings plc	12,577,811
255,890	WPP plc	4,641,972

		54,390,615

	United States—15.4%
221,750	Cisco Systems, Inc.	8,493,025
79,640	ConocoPhillips	4,371,440
59,800	Johnson & Johnson	8,355,256
224,370	Verizon Communications, Inc.	11,875,904
178,605	Wells Fargo & Company	10,835,965
64,175	Williams-Sonoma Inc.	3,317,847

		47,249,437

	TOTAL COMMON STOCKS (Cost $189,686,136)	278,312,920

	REGISTERED INVESTMENT COMPANY—9.1%
28,053,039	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $28,053,039)	28,053,039

INVESTMENTS IN SECURITIES (Cost $217,739,175)	99.6%	306,365,959
OTHER ASSETS AND LIABILITIES (Net)	0.4	1,225,034

NET ASSETS	100.0%	$307,590,993

Abbreviations:
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

December 31, 2017 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Banks	17.2%
Pharmaceuticals, Biotechnology & Life Sciences	13.9
Energy	11.3
Insurance	10.2
Capital Goods	7.4
Media	6.5
Beverage	5.7
Food	4.9
Telecommunication Services	3.9
Automobiles & Components	3.4
Technology Hardware & Equipment	2.8
Commercial Services & Supplies	2.2
Retailing	1.1

Total Common Stocks	90.5
Registered Investment Company	9.1
Other Assets and Liabilities (Net)	0.4

Net Assets	100.0%

Portfolio Composition

December 31, 2017 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of December 31, 2017. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$133,354,961	$75,086,795	$58,268,166	$—
Switzerland	1,375,735,831	1,375,272,003	463,828	—
All Other Countries	7,508,193,956	7,508,193,956	—	—
Preferred Stocks
Chile	46,342,970	—	46,342,970	—
All Other Countries	14,828,376	14,828,376	—	—
Registered Investment Company	789,140,914	789,140,914	—	—
U.S. Treasury Bills	599,428,426	—	599,428,426	—

Total Investments in Securities	10,467,025,434	9,762,522,044	704,503,390	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	4,884,343	—	4,884,343	—
Liability
Unrealized depreciation of forward exchange contracts	(247,421,336)	—	(247,421,336)	—

Total	$10,224,488,441	$9,762,522,044	$461,966,397	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

	Global Value Fund II – Currency Unhedged
	Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$2,258,456	$—	$2,258,456	$—
All Other Countries	325,951,387	325,951,387	—	—
Preferred Stocks
Chile	4,356,239	—	4,356,239	—
All Other Countries	395,283	395,283	—	—
Registered Investment Company	42,626,724	42,626,724	—	—

Total	$375,588,089	$368,973,394	$6,614,695	$—

	Value Fund
	Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$502,984,772	$502,984,772	$—	$—
Registered Investment Company	72,288,402	72,288,402	—	—
U.S. Treasury Bill	13,910,972	—	13,910,972	—

Total Investments in Securities	589,184,146	575,273,174	13,910,972	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	250,457	—	250,457	—
Liability
Unrealized depreciation of forward exchange contracts	(9,281,836)	—	(9,281,836)	—

Total	$580,152,767	$575,273,174	$4,879,593	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at December 31, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$306,365,959	$306,365,959	$—	$—

As of December 31, 2017, securities with end of period values of $58,731,994 and $2,258,456, held by Global Value Fund and Global Value Fund II – Currency Unhedged, respectively, were transferred from Level 1 to Level 2 due to no trading volume on that day.

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to pledge collateral to the counterparty with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the nine months ended December 31, 2017:

Shares Held at 3/31/17	Name of Issuer	Value at 3/31/17	Purchase Cost	Sales Proceeds	Value at 12/31/17	Shares Held at 12/31/17	Change in Net Unrealized Appreciation 4/1/17 to 12/31/17
218,165	Coltene Holding AG	$17,360,350	$ —	$ —	$21,245,622	218,165	$3,885,272
68,640	Phoenix Mecano AG	35,316,050	—	—	43,282,996	68,640	7,966,946
248,117	Siegfried Holding AG(a)	65,378,749	—	6,202,551	65,498,204	197,000	119,455
4,795,392	SOL SpA	49,237,690	—	—	61,210,664	4,795,392	11,972,974
		$167,292,839	$ —	$6,202,551	$191,237,486		$23,944,647

(a)  As of December 31, 2017, the Fund owned less than 5% of the outstanding voting shares.

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.

2. Tax Information

As of December 31, 2017, the aggregate cost of securities in each Fund’s portfolio for federal tax purposes was as follows:

Global Value Fund	$7,056,717,376
Global Value Fund II – Currency Unhedged	$286,151,713
Value Fund	$325,390,978
Worldwide High Dividend Yield Value Fund	$217,739,175

The aggregate gross unrealized appreciation/depreciation and net unrealized appreciation as computed on a federal income tax basis at December 31, 2017 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$3,687,582,902	$(277,274,844)	$3,410,308,058
Global Value Fund II – Currency Unhedged	96,517,554	(7,081,178)	89,436,376
Value Fund	265,586,047	(1,792,879)	263,793,168
Worldwide High Dividend Yield Value Fund	90,318,494	(1,691,710)	88,626,784

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date     02/08/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date     02/08/2018

By (Signature and Title)*	/s/ Roger R. de Bree
Roger R. de Bree, Treasurer
(principal financial officer)

Date     02/08/2018

* Print the name and title of each signing officer under his or her signature.